Annual Fund Operating Expenses - Parnassus Mid Cap Growth Fund	May 01, 2021
Investor Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.13%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.83%
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.68%